Financial instruments: valuation - Level 3 Sensitivities of Assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of assets
Financial Assets, at fair value	£ 153,862	£ 162,882
Trading securities
Fair value of assets
Financial Assets, at fair value	11,954	9,922
Interest rate
Fair value of assets
Financial Assets, at fair value	44,563	53,480
Foreign exchange
Fair value of assets
Financial Assets, at fair value	34,161	45,829
Other
Fair value of assets
Financial Assets, at fair value	180	236
Other loans
Fair value of assets
Financial Assets, at fair value	765	899
Other securities
Fair value of assets
Financial Assets, at fair value	28,642	16,861
Level 3
Fair value of assets
Financial Assets, at fair value	1,961	2,333	£ 2,052
Sensitivity favourable	50	80
Sensitivity unfavourable	(120)	(100)
Level 3 | Loans
Fair value of assets
Financial Assets, at fair value	209	395
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Level 3 | Trading securities
Fair value of assets
Financial Assets, at fair value	14	1
Level 3 | Interest rate
Fair value of assets
Financial Assets, at fair value	650	711
Sensitivity favourable	20	30
Sensitivity unfavourable	(20)	(30)
Level 3 | Foreign exchange
Fair value of assets
Financial Assets, at fair value	65	114
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Level 3 | Other
Fair value of assets
Financial Assets, at fair value	108	182
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Level 3 | Other loans
Fair value of assets
Financial Assets, at fair value	657	727
Sensitivity unfavourable	(40)	(10)
Level 3 | Other securities
Fair value of assets
Financial Assets, at fair value	258	203
Sensitivity favourable	20	20
Sensitivity unfavourable	£ (50)	£ (30)